Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX

NOTE 16 – INCOME TAX

The Company recorded an income tax expense of $1,847,059 and $2,200,788 for the three and nine months ended September 30, 2025, respectively. The consolidated effective tax rate for the nine months ended September 30, 2025, was (29.52%), compared to nil in the prior-year period.

The Company will continue to reassess its valuation allowance position quarterly and update the effective tax rate accordingly based on expected changes in the mix and level of earnings.

The components of income / (loss) before income taxes consist of the following:

	Nine months ended
	September 30, 2025	September 30, 2024
Domestic	(11,463,123)	(14,921,678)
Foreign	4,007,903	(2,306,128)
Total	(7,455,220)	(17,227,806)

Income tax expense/(benefit) consists of the following:

	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
Current Provision:
Domestic	-	-
Foreign	2,355,844	-

Deferred Provision/(Benefit):
Domestic	-	-
Foreign	(155,056)	-
Income tax expense	2,200,788	-

Deferred income taxes recognized in OCI were as follows:

	For the nine months ended September 30, 2025	For the nine months ended September 30, 2024
Deferred taxes benefit / (expense) recognized on:
Retirement benefits	5,126	-
Total	5,126	-

The Company has federal and state net operating losses as of September 30, 2025 and December 31, 2024.

The Company’s U.S. operations continue to generate losses, and a full valuation allowance has been maintained against its U.S. federal and state deferred tax assets. As a result, no tax benefit has been recognized for U.S. losses in the current period.

Management has considered available positive and negative evidence, including forecasted taxable income, reversal of temporary differences, and tax planning strategies. Based on this assessment, deferred tax assets related to the Indian operations are considered realizable, and no valuation allowance has been recorded for those jurisdictions.

The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no accrual of interest and penalties on the Company’s balance sheets and has not recognized interest and penalties in the condensed consolidated statement of operations and comprehensive loss for the nine month period ended September 30, 2025, and September 30, 2024.

The Company is subject to taxation in the United States and India. The Company’s tax returns as filed have no pending examinations except for the Indian subsidiary which is under review with the Indian Income Tax Department for Assessment Year 2024-25.

The effective income tax rate differs from the amount computed by applying the income tax rate of India to Income/(Loss) before income taxes approximately as follows:

	Nine months ended
	September 30, 2025	September 30, 2024
Accounting loss before income tax	(7,455,220)	(17,227,806)
Income tax expense/(benefit) at federal statutory rate at 21%	(1,565,596)	(3,617,839)
Foreign tax rate differential	533,188	(718,055)
US GAAP accounting difference over Indian jurisdiction profit*	1,125,045	-
Non-deductible expenses	(304,231)	179,089
Excess tax benefit on depreciation	-	(44,067)
Excess tax benefit on security deposit	-	77
Impact of unrecognized deferred tax asset on the loss of the year	2,407,256	4,200,796
Income tax expense	2,195,662	-

*	The domicile of the Parent Company is in Florida, USA, where the applicable corporate income tax rate is 21%. The Group’s major tax jurisdiction is in India, where tax rates of 25.17% have been applied to the profit, as per local GAAP applicable in India for the expected tax expense which resulting in incremental tax expenses of $1,125,045.

The Company recorded an income tax expense of $1,847,059 and $2,200,788 for the three and nine months ended September 30, 2025, respectively.

The components of the deferred tax balances were as follows:

	September 30, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carry forwards	8,966,345	5,123,862
Net operating loss	2,407,256	3,842,483
Lease payments	18,445	28,299
Credit loss reserve	299,157	198,703
Others	159,042	44,204
	11,850,245	9,237,551
Valuation allowance	(11,373,601)	(9,150,495)
Deferred tax assets	476,644	87,056

Deferred tax liabilities:
Depreciation and amortization	321,588	74,285
Others	-	12,771
Deferred tax liabilities	321,588	87,056
Net deferred tax assets/liability	155,056	-

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying values of assets and liabilities and their respective tax bases and operating loss carry forwards. The Company performed an analysis of the realizability of deferred tax assets as of September 30, 2025, and December 31, 2024, and recorded a valuation allowance of $11,373,601 and $9,150,495, respectively.

NOTE 17 – INCOME TAX

The Company has not recorded income tax benefits for the net operating losses incurred during the years ended December 31, 2024, and 2023 nor for other deferred tax assets generated, due to its uncertainty of realizing a benefit from those items.

The components of income/(loss) before income taxes consist of the following:

	Year ended December 31,
	2024	2023
Domestic	(17,924,310)	(16,672,162)
Foreign	(1,226,887)	(4,206,130)
Total	(19,151,197)	(20,878,292)

The Company has federal and state net operating losses as of December 31, 2024, and 2023.

The Company has not recorded any amounts for unrecognized tax benefits as of December 31, 2024, and 2023. The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense. The Company had no accrual of interest and penalties on the Company’s balance sheets and has not recognized interest and penalties in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2024, and 2023.

The Company is subject to taxation in the United States and India. The Company’s tax returns filed has no pending examinations in India and US.

The effective income tax rate differs from the amount computed by applying the income tax rate of India to Income/(Loss) before income taxes approximately as follows:

	Year ended December 31,
	2024	2023
Accounting income / (loss) before income tax	(19,151,197)	(20,878,292)
Income tax expense (benefit) at federal statutory rate at 21%	(4,021,752)	(4,384,441)
Foreign tax rate differential	(798,222)	(1,078,990)
Non-deductible expenses	245,753	(23,494)
Excess tax benefit / (expense) on depreciation	(66,770)	18,621
Excess tax expense on security deposit	286	10,826
Impact of unrecognized deferred tax asset on the loss of the year	4,640,705	5,457,478
Income tax expense/(benefit)	-	-

The Company recorded nil income tax expense for the years ended December 31, 2024, and 2023 due to losses in current year and prior year and it does not expect to recover the tax benefit on the losses incurred during the years ended December 31, 2024, and 2023.

The components of the deferred tax balances were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carry forwards	5,123,862	763,591
Net operating loss	3,842,483	4,360,270
Lease payments	28,299	18,976
Credit loss reserve	198,703	-
Others	44,204	23,754
	9,237,551	5,166,591
Valuation allowance	(9,150,495)	(5,145,040)
Deferred tax assets	87,056	21,551

Deferred tax liabilities:
Depreciation and amortization	74,285	16,763
Others	12,771	4,788
Deferred tax liabilities	87,056	21,551
Net deferred tax assets/liability	-	-

Deferred tax assets and liabilities are recognized for future tax consequences attributable to temporary differences between the financial statement carrying values of assets and liabilities and their respective tax bases and operating loss carry forwards. The Company performed an analysis of the realizability of deferred tax assets as of December 31, 2024, and 2023 and recorded a valuation allowance of $9,150,495 and $5,145,040 respectively.